Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (95.7%)
Brazil (2.8%)
Communication Services (0.5%)
Telefonica Brasil	285,600	$1,845
TIM	257,200	984
		2,829

Consumer Discretionary (1.0%)
Lojas Renner	509,100	1,361
Ultrapar Participacoes	352,700	2,294
Vibra Energia	327,200	2,323
		5,978

Consumer Staples (0.4%)
Ambev	620,500	1,954

Information Technology (0.3%)
Intelbras Industria de Telecomunicacao Eletronica Brasileira	639,800	1,834

Materials (0.6%)
Vale	179,800	2,707

Total Brazil		15,302

China (22.6%)
Communication Services (2.7%)
China Tower, Cl H	1,532,700	1,959
Hello Group ADR	237,500	1,423
JOYY ADR	25,000	1,839
Kuaishou Technology, Cl B	127,400	710
NetEase	69,100	1,838
Tencent Holdings	97,100	5,934
Weibo, Cl A	131,060	1,061
		14,764

Consumer Discretionary (4.1%)
361 Degrees International	1,205,000	718
ANTA Sports Products	200,600	2,019
Bosideng International Holdings	1,222,000	770
Geely Automobile Holdings	710,000	1,798
Great Wall Motor, Cl H	970,000	1,123
Haier Smart Home, Cl A	541,600	1,561
Hisense Home Appliances Group, Cl H	589,000	1,766
JD.com, Cl A	204,050	3,357
Li Ning	857,500	1,657
PDD Holdings ADR*	15,900	1,408
TCL Electronics Holdings	997,000	2,051
Vipshop Holdings ADR	107,027	1,642
Xtep International Holdings	1,792,000	864
Yum China Holdings	33,768	1,627
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (continued)
Zhongsheng Group Holdings*	308,000	$178
		22,539

Consumer Staples (0.5%)
China Feihe	1,752,000	735
Hengan International Group	624,000	1,968
		2,703

Energy (0.7%)
China Coal Energy, Cl H	875,000	1,199
PetroChina, Cl H	2,302,000	2,929
		4,128

Financials (5.5%)
Bank of China, Cl H	3,034,000	2,128
Bank of Communications, Cl H	2,045,000	1,970
China CITIC Bank, Cl H	2,091,000	2,062
China Everbright Bank, Cl H	1,721,000	700
China Life Insurance, Cl H	490,000	1,824
China Minsheng Banking, Cl H	2,098,000	971
China Pacific Insurance Group, Cl H	549,400	2,144
China Reinsurance Group, Cl H	6,376,000	1,115
China Taiping Insurance Holdings	686,600	1,926
Chongqing Rural Commercial Bank, Cl H	2,329,000	1,949
Far East Horizon	1,347,000	1,183
Industrial & Commercial Bank of China, Cl H	2,335,000	2,234
New China Life Insurance, Cl H	291,500	1,797
People's Insurance Group of China, Cl H	2,274,000	1,581
PICC Property & Casualty, Cl H	972,000	2,029
Ping An Insurance Group of China, Cl H	276,500	2,066
Postal Savings Bank of China, Cl H	3,038,000	1,968
		29,647

Health Care (1.2%)
China Medical System Holdings	302,000	460
CSPC Pharmaceutical Group	1,688,000	1,847
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	790,000	1,607
Livzon Pharmaceutical Group, Cl H	363,600	1,204

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Health Care (continued)
Shandong Weigao Group Medical Polymer, Cl H	2,138,400	$915
Sinopharm Group, Cl H	305,200	677
		6,710

Industrials (4.1%)
Anhui Expressway, Cl H	594,000	1,186
China Communications Services, Cl H	3,534,000	1,924
China Lesso Group Holdings	2,997,000	1,546
China Merchants Port Holdings	724,000	1,414
First Tractor, Cl H	1,858,000	2,104
Lonking Holdings	2,160,000	859
Precision Tsugami China	242,000	1,602
Sany Heavy Equipment International Holdings	1,176,000	1,114
Sinopec Engineering Group, Cl H	1,488,000	1,030
Sinotrans, Cl H	476,000	286
Sinotruk Hong Kong	436,500	2,262
SITC International Holdings	435,000	2,193
Yangzijiang Shipbuilding Holdings	660,500	2,016
ZCZL Industrial Technology Group, Cl H	903,200	1,620
Zhejiang Expressway, Cl H	596,000	528
		21,684

Information Technology (2.0%)
China Railway Signal & Communication, Cl H	3,336,000	1,431
Lenovo Group	2,390,000	7,310
Q Technology Group	1,077,000	944
Sunny Optical Technology Group	249,700	1,785
		11,470

Materials (1.4%)
Aluminum Corp of China, Cl H	1,714,000	1,866
China Hongqiao Group	343,500	1,081
China Nonferrous Mining	682,000	1,287
China XLX Fertiliser	1,540,000	1,801
Fufeng Group	965,000	636
Jiangxi Copper, Cl H	259,000	1,165
Shougang Fushan Resources Group	1,996,000	610
		8,446

Utilities (0.4%)
Beijing Enterprises Holdings	253,500	1,022
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Utilities (continued)
Kunlun Energy	1,122,000	$1,038
		2,060

Total China		124,151

Colombia (0.4%)
Energy (0.4%)
Ecopetrol	2,623,900	2,225

Total Colombia		2,225

Greece (1.3%)
Communication Services (0.4%)
Hellenic Telecommunications Organization	99,400	2,293

Energy (0.4%)
Motor Oil Hellas Corinth Refineries	38,600	2,268

Financials (0.5%)
Eurobank	204,500	1,057
National Bank of Greece	95,500	1,787
		2,844

Total Greece		7,405

Hong Kong (0.4%)
Health Care (0.2%)
SSY Group	3,086,000	935

Information Technology (0.2%)
Wasion Holdings	662,000	1,490

Total Hong Kong		2,425

Hungary (1.1%)
Communication Services (0.3%)
Magyar Telekom Telecommunications PLC	220,800	1,914

Energy (0.4%)
MOL Hungarian Oil & Gas PLC	150,000	2,148

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Financials (0.4%)
OTP Bank Nyrt	15,100	$2,237

Total Hungary		6,299

India (9.6%)
Communication Services (0.1%)
Indus Towers*	183,500	752

Energy (1.7%)
Bharat Petroleum	466,400	1,559
Coal India	475,260	2,063
Great Eastern Shipping	115,898	1,640
Indian Oil	603,000	884
Oil & Natural Gas	730,376	1,861
Petronet LNG	375,100	1,103
Vedanta Oil and Gas*	269,500	100
		9,210

Financials (4.1%)
Bank of Baroda	848,500	2,157
Bank of India	1,676,551	2,422
Canara Bank	1,797,300	2,353
General Insurance Corp of India	379,060	1,417
Indian Bank	235,300	2,061
Karnataka Bank	633,300	1,889
LIC Housing Finance	308,893	1,693
Life Insurance Corp of India	419,078	1,865
Power Finance	394,932	1,756
Punjab National Bank	1,173,500	1,385
REC	143,500	561
State Bank of India	94,500	1,017
Union Bank of India	1,100,600	1,975
		22,551

Health Care (0.2%)
Strides Pharma Science	88,800	954

Industrials (0.2%)
Shipping Corp of India	327,300	999

Information Technology (0.3%)
Redington	566,300	1,908

Materials (2.7%)
Chambal Fertilisers and Chemicals	279,100	1,283
GHCL	63,700	293
Gujarat State Fertilizers & Chemicals	50,600	84
Hindalco Industries	296,700	3,041
Hindustan Zinc	313,173	1,774
Jindal Saw	153,300	413
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Materials (continued)
JK Paper	71,900	$294
Maharashtra Seamless	92,400	547
National Aluminium	505,127	1,858
NMDC	3,209,016	2,863
NMDC Steel*	44,900	20
Vedanta	455,500	1,265
Vedanta Aluminium Metal(A)*	269,500	1,283
Vedanta Iron and Steel(A)*	269,500	91
		15,109

Utiliites (0.0%)
Vendata Power(A)*	269,500	98

Utilities (0.3%)
GAIL India	576,600	1,095
Mahanagar Gas	30,100	353
PTC India	99,100	182
		1,630

Total India		53,211

Indonesia (1.7%)
Communication Services (0.5%)
Indosat	15,350,700	1,615
Telkom Indonesia Persero	5,752,500	840
		2,455

Energy (0.1%)
United Tractors	603,500	805

Financials (0.3%)
Bank Negara Indonesia Persero	9,433,800	1,847

Industrials (0.3%)
Astra International	6,648,200	1,889

Materials (0.3%)
Aneka Tambang Persero TBK	10,566,900	1,684

Utilities (0.2%)
Perusahaan Gas Negara Persero	11,341,200	945

Total Indonesia		9,625

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Kuwait (0.3%)
Communication Services (0.3%)
Mobile Telecommunications KSCP	762,000	$1,472

Total Kuwait		1,472

Malaysia (1.2%)
Financials (0.9%)
AMMB Holdings	1,159,500	1,920
CIMB Group Holdings	729,500	1,409
RHB Bank	958,000	2,004
		5,333

Industrials (0.3%)
Sime Darby	2,748,000	1,451

Materials (0.0%)
Scientex	64,200	58

Total Malaysia		6,842

Mexico (2.5%)
Communication Services (0.6%)
America Movil	2,428,100	3,084
Megacable Holdings	113,100	382
		3,466

Consumer Staples (0.8%)
Coca-Cola Femsa	198,900	2,158
Kimberly-Clark de Mexico, Cl A	866,700	2,011
		4,169

Financials (0.4%)
Grupo Financiero Banorte, Cl O	176,600	2,036

Health Care (0.1%)
Genomma Lab Internacional, Cl B	413,600	350

Materials (0.6%)
Cemex	1,129,000	1,339
Grupo Mexico	191,800	2,307
		3,646

Real Estate (0.0%)
Fibra Uno Administracion‡	55,800	101

Total Mexico		13,768
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Peru (0.2%)
Financials (0.2%)
Credicorp	3,400	$1,362

Total Peru		1,362

Philippines (0.3%)
Financials (0.3%)
Metropolitan Bank & Trust	1,763,000	1,888

Total Philippines		1,888

Poland (1.2%)
Communication Services (0.1%)
Orange Polska	198,300	810

Energy (0.5%)
ORLEN	53,700	2,130

Financials (0.4%)
Powszechna Kasa Oszczednosci Bank Polski	30,800	923
Powszechny Zaklad Ubezpieczen	70,300	1,339
		2,262

Information Technology (0.2%)
Asseco Poland	21,882	1,172

Total Poland		6,374

Qatar (0.5%)
Communication Services (0.4%)
Ooredoo QPSC	525,900	1,806

Materials (0.1%)
Qatar Aluminum Manufacturing	2,011,140	785

Total Qatar		2,591

Russia (–%)
Communication Services (–%)
Mobile TeleSystems PJSC(A)*	13,800	—

Consumer Staples (–%)
Magnit PJSC(A)*	1,000	—

Energy (–%)
Gazprom PJSC(A)*	11,300	—

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Energy (continued)
LUKOIL PJSC(A)*	2,300	$—
		—

Materials (–%)
GMK Norilskiy Nickel PAO(A)*	370	—

Total Russia		—

Saudi Arabia (2.5%)
Communication Services (0.6%)
Etihad Etisalat	100,000	1,657
Saudi Telecom	129,300	1,487
		3,144

Consumer Staples (0.0%)
Al-Dawaa Medical Services	21,700	235

Financials (1.5%)
Arab National Bank	185,800	1,075
Banque Saudi Fransi	257,300	1,357
Riyad Bank	314,600	1,706
Saudi Awwal Bank	149,800	1,354
Saudi Investment Bank	262,200	971
Saudi National Bank	147,600	1,545
		8,008

Information Technology (0.1%)
Arabian Internet & Communications Services	10,032	575

Materials (0.2%)
SABIC Agri-Nutrients	35,700	1,172

Real Estate (0.1%)
Arabian Centres	109,216	454

Total Saudi Arabia		13,588

South Africa (3.8%)
Communication Services (0.8%)
MTN Group	178,900	2,218
Vodacom Group	202,800	1,962
		4,180

Consumer Discretionary (1.1%)
Naspers, Cl N	101,550	5,336

Energy (0.3%)
Exxaro Resources	149,987	1,850
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Financials (0.5%)
Absa Group	137,900	$1,901
Nedbank Group	76,400	1,293
		3,194

Materials (1.1%)
African Rainbow Minerals	108,100	1,106
Gold Fields	58,400	1,886
Harmony Gold Mining	91,600	1,445
Impala Platinum Holdings	166,805	1,819
		6,256

Total South Africa		20,816

South Korea (18.0%)
Communication Services (0.6%)
KT	12,600	454
LG Uplus	116,600	1,196
SK Telecom	30,341	1,715
		3,365

Consumer Discretionary (1.4%)
Hankook Tire & Technology	46,610	2,171
Hyundai Mobis	5,100	1,649
Kia	27,060	2,440
LG Electronics	13,632	1,511
		7,771

Consumer Staples (0.6%)
BGF retail	16,100	1,395
Orion	20,296	1,861
		3,256

Financials (2.7%)
DB Insurance	13,600	1,473
Hana Financial Group	30,300	2,619
iM Financial Group	162,088	1,901
JB Financial Group	105,635	1,927
KB Financial Group	18,056	2,113
Korea Investment Holdings	11,190	1,580
Shinhan Financial Group	44,394	3,082
		14,695

Industrials (3.6%)
Doosan Bobcat	41,367	1,703
GS Holdings	22,661	1,402
Hyundai Glovis	14,084	1,932
LX INTERNATIONAL CORP	40,700	1,062
Samsung C&T	8,700	2,027
SK Square	17,100	11,758
		19,884

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Information Technology (9.1%)
DB HiTek	15,300	$869
Global Standard Technology	30,503	874
LG Innotek	2,800	967
LX Semicon	7,500	178
PSK	9,900	872
Samsung Electronics	189,500	32,982
SK hynix	12,000	13,628
		50,370

Total South Korea		99,341

Taiwan (21.9%)
Consumer Discretionary (0.3%)
Fusheng Precision	103,000	806
Pou Chen	892,000	660
Wowprime	81,000	586
		2,052

Financials (1.6%)
Cathay Financial Holding	880,000	2,739
CTBC Financial Holding	1,533,000	3,060
KGI Financial Holding	3,035,000	2,867
SinoPac Financial Holdings	50	—
		8,666

Industrials (0.5%)
Eva Airways	1,170,000	1,561
Sunonwealth Electric Machine Industry	307,000	1,229
		2,790

Information Technology (19.2%)
ADATA Technology	146,000	1,749
Arcadyan Technology	253,000	1,339
Ardentec	132,000	710
ASE Technology Holding	42,000	717
ASROCK	171,000	1,028
Asustek Computer	167,000	4,144
Chicony Electronics	159,000	518
Chipbond Technology	172,000	670
Elan Microelectronics	400,000	1,844
Everlight Electronics	963,000	1,854
Flytech Technology	166,000	635
Genius Electronic Optical	106,000	1,556
Getac Holdings	468,000	1,630
Gigabyte Technology	167,000	1,724
Global Mixed Mode Technology	107,000	807
Hon Hai Precision Industry	1,229,000	9,385
Macronix International*	320,000	961
MediaTek	12,000	1,278
Nanya Technology	176,000	1,882
Novatek Microelectronics	103,000	1,628
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Information Technology (continued)
Pegatron	609,000	$1,576
Pixart Imaging	197,000	1,160
Powertech Technology	129,000	922
Primax Electronics	397,000	799
Quanta Computer	262,000	2,331
Radiant Opto-Electronics	610,000	1,544
Realtek Semiconductor	81,000	1,680
Sigurd Microelectronics	69,000	392
Simplo Technology	185,000	1,999
Sino-American Silicon Products	221,000	1,046
Sitronix Technology	193,000	1,568
Synnex Technology International	683,000	1,959
Taiwan Semiconductor Manufacturing	387,000	28,624
Topco Scientific	176,000	2,686
Tripod Technology	205,000	2,302
United Microelectronics	1,340,000	5,012
Winbond Electronics	644,000	2,484
Wistron	531,000	2,848
Wiwynn	25,000	4,070
WPG Holdings	271,000	929
WT Microelectronics	515,000	3,108
		105,098

Materials (0.3%)
Tung Ho Steel Enterprise	838,000	1,927

Total Taiwan		120,533

Thailand (1.9%)
Consumer Staples (0.2%)
Thai Beverage	1,335,300	480
Thaifoods Group	1,854,000	543
		1,023

Financials (1.6%)
Bangkok Bank	283,600	1,624
Kasikornbank	240,200	1,753
Kiatnakin Phatra Bank	590,100	1,953
Krung Thai Bank	1,379,100	1,822
Thai Life Insurance PLC	4,494,100	1,564
		8,716

Real Estate (0.1%)
Supalai PLC	1,084,500	515

Total Thailand		10,254

Turkey (0.7%)
Consumer Staples (0.7%)
BIM Birlesik Magazalar	240,600	1,976

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Coca-Cola Icecek	1,097,100	$2,102
		4,078

Total Turkey		4,078

United Arab Emirates (0.8%)
Financials (0.3%)
Emirates NBD Bank PJSC	225,900	1,856

Industrials (0.2%)
Air Arabia PJSC	819,000	1,086

Real Estate (0.3%)
Emaar Properties PJSC	577,700	1,724

Total United Arab Emirates		4,666

TOTAL FOREIGN COMMON STOCK
(Cost $437,889)		528,216

Foreign Preferred Stock (2.2%)
Brazil** (1.9%)
Banco Bradesco	549,900	2,006
Cia de Saneamento de Minas Gerais Copasa MG	118,400	1,500
Itausa	1,260,466	3,449
Petroleo Brasileiro - Petrobras	391,000	3,350
		10,305

Chile** (0.3%)
Embotelladora Andina	313,900	1,563

TOTAL FOREIGN PREFERRED STOCK
(Cost $9,540)		11,868
LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (1.2%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $6,426 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $3,293, 0.000% - 4.250%, 10/08/2026 - 05/15/2052; total market value $6,553)	$6,424	$6,424

TOTAL REPURCHASE AGREEMENT
(Cost $6,424)		6,424

Total Investments – 99.1%
(Cost $453,853)		$546,508

Percentages are based on Net Assets of $551,929 (000).
*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-1600